Bank Borrowings (Details)								6 Months Ended
	Sep. 23, 2024	Aug. 07, 2024 USD ($)	Jul. 29, 2024 USD ($)	Jun. 18, 2024 USD ($)	May 30, 2024 USD ($)	Apr. 02, 2024 USD ($)	Mar. 04, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 10, 2026	May 28, 2026	May 05, 2026	Mar. 02, 2026	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Mar. 03, 2025 USD ($)	Mar. 03, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Aug. 07, 2024 CNY (¥)	Jul. 29, 2024 CNY (¥)	Jun. 18, 2024 CNY (¥)	May 30, 2024 CNY (¥)	May 15, 2024 USD ($)	May 14, 2024 USD ($)	Apr. 02, 2024 CNY (¥)	Mar. 21, 2024 USD ($)	Mar. 21, 2024 CNY (¥)	Mar. 19, 2024 USD ($)	Mar. 19, 2024 CNY (¥)	Mar. 18, 2024 USD ($)	Mar. 18, 2024 CNY (¥)	Mar. 06, 2024 USD ($)	Mar. 04, 2024 CNY (¥)	Dec. 30, 2021 USD ($)	Dec. 30, 2021 CNY (¥)
Bank Borrowings [Line Items]
Outstanding principal balance								$ 25,240	¥ 181,429
Suzhou Deji [Member]
Bank Borrowings [Line Items]
Credit facilities																											¥ 3,600,000			$ 201,714	¥ 1,450,000			$ 292,000	¥ 2,100,000
Loan maturity date								March 20, 2027	March 20, 2027
Suzhou Deji [Member]
Bank Borrowings [Line Items]
Credit facilities																																		3,850,000	27,700,000
Suzhou Deji Five [Member]
Bank Borrowings [Line Items]
Credit facilities																										$ 62,601	450,000							292,000	2,100,000
Loan maturity date								March 18, 2027	March 18, 2027
Suzhou Deji [Member]
Bank Borrowings [Line Items]
Credit facilities																												$ 765,122	¥ 5,500,000					292,000	2,100,000
Loan maturity date								March 20, 2027	March 20, 2027
Jiangsu Suzhou [Member]
Bank Borrowings [Line Items]
Credit facilities																																		3,850,000	27,700,000
Suzhou Deji Six [Member]
Bank Borrowings [Line Items]
Credit facilities																										104,335	750,000							292,000	2,100,000
Loan maturity date								March 19, 2027	March 19, 2027
Suzhou Deji Two [Member]
Bank Borrowings [Line Items]
Credit facilities																												$ 730,343	¥ 5,250,000					292,000	2,100,000
Loan maturity date								March 20, 2027	March 20, 2027
Jiangsu Suzhou Two [Member]
Bank Borrowings [Line Items]
Credit facilities																																		3,850,000	27,700,000
Suzhou Deji Seven [Member]
Bank Borrowings [Line Items]
Credit facilities																										500,807								292,000	2,100,000
Loan maturity date								March 19, 2027	March 19, 2027
Suzhou Deji [Member]
Bank Borrowings [Line Items]
Credit facilities																																		292,000	2,100,000
Loan maturity date								March 20, 2027	March 20, 2027
Jiangsu Suzhou Three [Member]
Bank Borrowings [Line Items]
Credit facilities																																		3,850,000	27,700,000
Suzhou Deji Four [Member]
Bank Borrowings [Line Items]
Credit facilities																																		292,000	2,100,000
Loan maturity date								March 20, 2027	March 20, 2027
Jiangsu Suzhou Four [Member]
Bank Borrowings [Line Items]
Credit facilities																																		3,850,000	27,700,000
Jiangsu Suzhou Seven [Member]
Bank Borrowings [Line Items]
Credit facilities																																		3,850,000	27,700,000
Jiangsu Suzhou Six [Member]
Bank Borrowings [Line Items]
Credit facilities																																		3,850,000	27,700,000
Jiangsu Suzhou Five [Member]
Bank Borrowings [Line Items]
Credit facilities																																		3,850,000	27,700,000
Suzhou Deji Eight [Member]
Bank Borrowings [Line Items]
Credit facilities																										$ 695,565	¥ 5,000,000
Li Bang Kitchen Appliance [Member]
Bank Borrowings [Line Items]
Loan maturity date				June 17, 2025
Working capital loan				$ (695,565)	$ (417,339)	$ 375,605															¥ 5,000,000	¥ 3,000,000			¥ 2,700,000								¥ 10,000,000
Jiangyin [Member]
Bank Borrowings [Line Items]
Loan maturity date							March 3, 2025
Working capital loan							$ 1,400,000
China Merchants Bank Co., Ltd [Member]
Bank Borrowings [Line Items]
Loan maturity date	March 23, 2025					October 2, 2024
Jiangsu Bank Co., Ltd. [Member]
Bank Borrowings [Line Items]
Loan maturity date					May 29, 2025
Wuxi Libang [Member]
Bank Borrowings [Line Items]
Loan maturity date			July 27, 2026
Working capital loan			$ (29,214)																	¥ 210,000
Shenzhen Qianhai Webank [Member]
Bank Borrowings [Line Items]
Credit facilities		$ 13,911						$ 12,586										¥ 90,476	¥ 100,000
Loan maturity date		July 27, 2026	July 27, 2026
Working capital loan			$ (12,520)																	¥ 90,000
Maximum [Member] | Suzhou Deji [Member]
Bank Borrowings [Line Items]
Credit facilities | ¥																																			¥ 5,000,000
Maximum [Member] | Wuxi Libang [Member]
Bank Borrowings [Line Items]
Working capital loan																							$ (834,678)	$ 12,000,000								$ 10,000,000
Minimum [Member] | Suzhou Deji [Member]
Bank Borrowings [Line Items]
Credit facilities																																		$ 695,565
Minimum [Member] | Wuxi Libang [Member]
Bank Borrowings [Line Items]
Working capital loan																							$ 6,000,000	$ 1,700,000								$ 1,400,000
Forecast [Member] | Jiangyin [Member]
Bank Borrowings [Line Items]
Debt interest rate													3.65%
Forecast [Member] | Jiangsu Bank Co., Ltd. [Member]
Bank Borrowings [Line Items]
Debt interest rate										3.10%	3.50%
Forecast [Member] | Wuxi Libang [Member]
Bank Borrowings [Line Items]
Credit facilities														$ 139,113	¥ 1,000,000	$ 695,565	¥ 5,000,000
Debt interest rate												3.65%	3.65%